Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) LicensedCopyright ReportingUnit Customer Segment	Dec. 31, 2019 USD ($) LicensedCopyright ReportingUnit Customer Segment	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Renminbi ("RMB") to per one U.S. dollar exchange rate	6.9618				6.9618
Allowance for doubtful accounts	¥ 144,574		¥ 94,856	¥ 24,686	$ 20,766		$ 13,625		¥ 19,719
Number of types of licensed copyrights | LicensedCopyright	2	2
Number of reporting unit | ReportingUnit	1	1
Goodwill impaired related to reporting unit	¥ 0		0
One-time reduction to opening balance of accumulated deficit				916,147
Barter transaction, gross operating revenue recognized	682,941	$ 98,098	1,082,964	762,741
Contract assets allowance for doubtful accounts	7,225		21,478		1,038
Revenue recognition of contract liability	¥ 2,128,158	$ 305,691
Longest expected length of revenue contracts	1 year	1 year
Sales tax and surcharges in cost of revenues	¥ 137,196	$ 19,707	334,278	1,272,295
Advertising expenses	2,757,214	$ 396,049	2,268,753	1,373,287
Operating ROU assets	722,742		0		103,815	¥ 587,000
Operating lease liabilities, current portion	125,412		0		18,014	175,000
Operating lease liabilities	402,732		¥ 0		57,849	223,000
Cash and cash equivalents and restricted cash	¥ 6,909,674				992,512
Appreciation percentage	1.26%	1.26%
Number of operating segment | Segment	1	1
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance | Customer	0	0	0
Accounts Receivable and Contract Assets | Credit Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage	10.00%	10.00%	10.00%
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets	¥ 1,875,704		¥ 1,414,549		269,428
Operating ROU assets	195,000				$ 28,000	¥ 188,000
ASC 606
Summary Of Significant Accounting Policies [Line Items]
One-time reduction to opening balance of accumulated deficit								¥ 916,147
Value added taxes net against revenues	1,641,149	$ 235,736	1,457,803	981,567
ASC topic 926 | iQIYI Licensed Copyright
Summary Of Significant Accounting Policies [Line Items]
Barter transaction, gross operating revenue recognized	682,941	98,098	1,082,964	762,741
Barter transaction, costs recognized	¥ 570,201	$ 81,904	1,026,140	¥ 650,442
Maximum
Summary Of Significant Accounting Policies [Line Items]
Content assets amortization period cap	10 years	10 years
Online Payment Agencies
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	¥ 0		¥ 0